Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies - Schedule of Exchange Rates of Currencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Argentina | ARS
Foreign Exchange Rates [Line Items]
Average rate	132.1	94.9
Year-end spot rate	176.7	102.6
Brazil | BRL
Foreign Exchange Rates [Line Items]
Average rate	5.2	5.4
Year-end spot rate	5.3	5.6
Chile | CLP
Foreign Exchange Rates [Line Items]
Average rate	872.3	758.5
Year-end spot rate	851.1	850.3
Colombia | COP
Foreign Exchange Rates [Line Items]
Average rate	4,273.1	3,741.8
Year-end spot rate	4,852.5	3,981.2
Costa Rica | CRC
Foreign Exchange Rates [Line Items]
Average rate	642.7	634.6
Year-end spot rate	593.2	639.1
Dominican Republic | DOP
Foreign Exchange Rates [Line Items]
Average rate	55.0	56.8
Year-end spot rate	56.2	57.1
Ecuador | USD
Foreign Exchange Rates [Line Items]
Average rate	1.0	1.0
Year-end spot rate	1.0	1.0
Egypt | EGP
Foreign Exchange Rates [Line Items]
Average rate	19.3	15.7
Year-end spot rate	24.7	15.8
Guatemala | GTQ
Foreign Exchange Rates [Line Items]
Average rate	7.8	7.7
Year-end spot rate	7.8	7.7
India | INR
Foreign Exchange Rates [Line Items]
Average rate	78.8	72.2
Year-end spot rate	82.7	74.3
Indonesia | IDR
Foreign Exchange Rates [Line Items]
Average rate	14,880.2	14,308.3
Year-end spot rate	15,568.0	14,241.5
Israel | ILS
Foreign Exchange Rates [Line Items]
Average rate	3.4	3.1
Year-end spot rate	3.5	3.0
Malaysia | MYR
Foreign Exchange Rates [Line Items]
Average rate	4.5	4.1
Year-end spot rate	4.4	4.2
Malta | EUR
Foreign Exchange Rates [Line Items]
Average rate	0.9	0.8
Year-end spot rate	0.9	0.8
Mexico | MXN
Foreign Exchange Rates [Line Items]
Average rate	20.1	20.5
Year-end spot rate	19.5	20.3
Morocco | MAD
Foreign Exchange Rates [Line Items]
Average rate	10.2	9.2
Year-end spot rate	10.4	9.2
Nigeria | NGN
Foreign Exchange Rates [Line Items]
Average rate	427.2	414.7
Year-end spot rate	460.8	414.6
Panama | USD
Foreign Exchange Rates [Line Items]
Average rate	1.0	1.0
Year-end spot rate	1.0	1.0
Paraguay | PYG
Foreign Exchange Rates [Line Items]
Average rate	7,007.8	6,863.8
Year-end spot rate	7,247.8	6,815.8
Peru | PEN
Foreign Exchange Rates [Line Items]
Average rate	3.8	4.0
Year-end spot rate	3.8	3.9
Singapore | SGD
Foreign Exchange Rates [Line Items]
Average rate	1.4	1.3
Year-end spot rate	1.3	1.4
South Africa | ZAR
Foreign Exchange Rates [Line Items]
Average rate	16.4	14.8
Year-end spot rate	17.0	15.9
Uruguay | UYU
Foreign Exchange Rates [Line Items]
Average rate	41.1	44.7
Year-end spot rate	39.9	43.6